Asset Impairment and Exit Costs (Tables)	12 Months Ended
Dec. 31, 2013
Restructuring and Related Activities [Abstract]
Schedule of Asset Impairment and Exit Costs
During 2013, 2012 and 2011, pre-tax asset impairment and exit costs consisted of the following:

(in millions)	2013	2012	2011
Separation programs:
European Union	$13	$—	$35
Eastern Europe, Middle East & Africa	14	—	6
Asia	19	13	7
Latin America & Canada	5	29	15
Total separation programs	51	42	63
Contract termination charges:
Eastern Europe, Middle East & Africa	250	—	12
Asia	8	13	—
Total contract termination charges	258	13	12
Asset impairment charges:
European Union	—	5	10
Eastern Europe, Middle East & Africa	—	5	7
Asia	—	13	8
Latin America & Canada	—	5	9
Total asset impairment charges	—	28	34
Asset impairment and exit costs	$309	$83	$109

Movement in the Exit Cost Liabilities
The movement in exit cost liabilities for PMI was as follows:

(in millions)
Liability balance, January 1, 2012	$28
Charges	55
Cash spent	(57)
Currency/other	(6)
Liability balance, December 31, 2012	$20
Charges	309
Cash spent	(21)
Currency/other	—
Liability balance, December 31, 2013	$308